Taxation (Details) $ in Millions		6 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Taxation [Line Items]
Profits tax rates (in Dollars)	$ 2
Description of state administration taxation		In January 2019, the State Administration of Taxation announced that from January 1, 2019 to December 31, 2021, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of their taxable income amount for the proportion of taxable income not exceeding RMB1 million; and a 20% corporate income tax on 50% of their taxable income amount of more than RMB1 million but not exceeding RMB3 million. The State Administration of Taxation further announced that from January 1, 2022 to December 31, 2027, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million.
Net operating loss carryforwards		$ 3,823,700	$ 4,390,265
Deferred tax operating loss carryforwards		$ 172,873	$ 502,037
Minimum [Member]
Taxation [Line Items]
Percentage of assessable profits	8.25%
Maximum [Member]
Taxation [Line Items]
Percentage of assessable profits		25.00%